Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations	Dec. 31, 2014	Dec. 31, 2013
Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations [Line Items]
Discount rate	4.20%	5.20%
Rate of compensation increase	3.50%	4.00%
Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations [Line Items]
Discount rate	2.50%	4.20%
Rate of compensation increase	2.90%	3.30%
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations [Line Items]
Discount rate	4.20%	5.10%
Foreign Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations [Line Items]
Discount rate	12.50%	12.40%